                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24f-2
                       Annual Notice of Securities Sold
            Read instructions at end of Form before preparing Form.
                             Please print or type.

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  1.    Name and address of issuer:
        BT Investment Funds
        One South Street
        Baltimore, Maryland 21202


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  2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]
        Mid Cap
        Small Cap
        PPlus Income
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  3.    Investment Company Act File Number:  811-4760


        Securities Act File Number:  33-07404

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  4(a). Last day of fiscal year for which this Form is filed: September 30, 2001



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  4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
            (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

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  4(c). [_] Check box if this is the last time the issuer will be filing this Form.



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   5. Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during
             the fiscal year pursuant to section 24(f):        $ 617,798,084

      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:               $ 587,914,844

      (iii)  Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the Commission:      $           -

      (iv)   Total available redemption credits
             [add Items 5(ii) and 5(iii)]:                     $ 587,914,844

      (v)    Net sales -- if Item 5(i) is greater than Item
             5(iv) [subtract Item 5(iv) from Item 5(i)]:       $           -

      (vi)   Redemption credits available for use in
             future years -- if Item 5(i) is less than
             Item 5(iv) [subtract Item 5(iv) from Item
             5(i)]:                                            $  29,883,240

      (vii)  Multiplier for determining registration fee
             (See Instruction C.9):                                  x 0.000239

      (viii) Registration fee due [multiply Item 5(v) by
             Item 5(vii)] (enter "0" if no fee is due):              $ 7,142.09

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   6. Prepaid Shares

   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before [effective date of rescission of Rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:

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   7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                   + $     0.00

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   8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     $ 7,142.09
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   9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of delivery:

                         [X]   Wire Transfer
                         [_]   Mail or other means

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                                  SIGNATURES

   This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


   By (Signature and Title)*  /s/ Daniel O. Hirsch
                              ------------------------------------
                              Daniel O. Hirsch, Secretary


   Date: December ___, 2001

   *Please print the name and title of the signing officer below the signature.